Share-based compensation - Weighted average assumptions (Details) - SARs and TSARs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.70%	0.10%
Expected dividend yield	1.30%	0.30%
Expected life of SARs and TSARs (years)	1 year 8 months 12 days	1 year 7 months 6 days
Expected volatility	51.00%	60.00%
Expected forfeitures	0.00%	0.00%
Weighted average fair value (in usd per share)	$ 8.81	$ 13.36